Share capital - Additional Information (Details) - USD ($)	Dec. 31, 2019	Sep. 26, 2019	Dec. 31, 2018
Non voting shares
Disclosure of classes of share capital [line items]
Number of non-voting common shares outstanding (in shares)	0		0
ATM Program
Disclosure of classes of share capital [line items]
Maximum issuance of common shares from treasury, value		$ 125,000,000
Number of shares issued (in shares)	6,104,958